Note 27 - Financial Instruments and Risks - Sensitivity Analysis of Financial Instruments (Details) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Total risk exposures [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	R$ 30.4
Sensitivity value level, adverse scenario	321.3
Sensitivity value level, remote scenario	642.7
Fair value of hedges and transactions
Commodities hedge [member] | Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(255.7)
Sensitivity value level, probable scenario	(335.1)
Sensitivity value level, adverse scenario	(858.5)
Sensitivity value level, remote scenario	(1,461.2)
Commodities hedge [member] | Input purchase affecting the commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	341.3
Sensitivity value level, adverse scenario	905.0
Sensitivity value level, remote scenario	1,554.2
Fair value of hedging instrument transactions	255.7
Foreign currency exchange hedge [member] | Foreign exchange risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	45.9
Sensitivity value level, probable scenario	(125.0)
Sensitivity value level, adverse scenario	(2,253.0)
Sensitivity value level, remote scenario	(4,552.1)
Foreign currency exchange hedge [member] | Input purchase that affects the foreign exchange risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	125.0
Sensitivity value level, adverse scenario	2,253.0
Sensitivity value level, remote scenario	4,552.1
Fair value of hedging instrument transactions	(45.9)
Foreign currency exchange hedge [member] | Foreign currency risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(29.7)
Sensitivity value level, adverse scenario	(228.1)
Sensitivity value level, remote scenario	(450.6)
Fair value of hedging instrument transactions	(5.6)
Foreign currency exchange hedge [member] | Capex Purchase affecting the foreign currency exchange risk portion of the fixed assets exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	5.6
Sensitivity value level, probable scenario	29.7
Sensitivity value level, adverse scenario	228.1
Sensitivity value level, remote scenario	450.6
Foreign currency exchange hedge [member] | Total fixed asset exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Foreign currency exchange hedge [member] | Foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(2.8)
Sensitivity value level, probable scenario	(10.1)
Sensitivity value level, adverse scenario	(81.2)
Sensitivity value level, remote scenario	(159.7)
Foreign currency exchange hedge [member] | Expenses that affect the foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	10.1
Sensitivity value level, adverse scenario	81.2
Sensitivity value level, remote scenario	159.7
Fair value of hedging instrument transactions	2.8
Foreign currency exchange hedge [member] | Total expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Foreign currency exchange hedge [member] | Foreign currency exchange risk portion of cash exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	0.3
Sensitivity value level, probable scenario	0.3
Sensitivity value level, adverse scenario	0.3
Sensitivity value level, remote scenario	0.3
Foreign currency exchange hedge [member] | Cash transaction affecting the foreign currency exchange risk portion of cash exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(0.3)
Sensitivity value level, adverse scenario	(0.3)
Sensitivity value level, remote scenario	(0.3)
Fair value of hedging instrument transactions	(0.3)
Foreign currency exchange hedge [member] | Cash transaction affecting the foreign currency exchange risk portion of debt exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	12.8
Sensitivity value level, adverse scenario	168.1
Sensitivity value level, remote scenario	336.2
Fair value of hedging instrument transactions
Commodities and foreign exchange hedges [member] | Total cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	6.2
Sensitivity value level, adverse scenario	46.5
Sensitivity value level, remote scenario	93.0
Fair value of hedges and transactions
Interest hedge [member] | Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	0.1
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario	(1.1)
Sensitivity value level, remote scenario	(1.3)
Interest hedge [member] | Interest revenue transaction affecting the interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario	1.1
Sensitivity value level, remote scenario	1.3
Fair value of hedging instrument transactions	(0.1)
Interest hedge [member] | Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	33.8
Sensitivity value level, probable scenario	31.5
Sensitivity value level, adverse scenario	(92.6)
Sensitivity value level, remote scenario	(109.1)
Interest hedge [member] | Interest expenses affecting the interest rate portion of the debts exposure portion [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(31.5)
Sensitivity value level, adverse scenario	92.6
Sensitivity value level, remote scenario	109.1
Fair value of hedging instrument transactions	(33.8)
Interest and foreign currency hedges [member] | Total cash exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Interest and foreign currency hedges [member] | Total debts exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	12.8
Sensitivity value level, adverse scenario	168.1
Sensitivity value level, remote scenario	336.2
Fair value of hedges and transactions
Equity instrument hedges [member] | Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(242.9)
Sensitivity value level, probable scenario	(273.7)
Sensitivity value level, adverse scenario	(520.0)
Sensitivity value level, remote scenario	(797.1)
Equity instrument hedges [member] | Total equity exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	11.4
Sensitivity value level, adverse scenario	106.7
Sensitivity value level, remote scenario	213.5
Fair value of hedges and transactions
Expenses [member] | Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	285.1
Sensitivity value level, adverse scenario	626.7
Sensitivity value level, remote scenario	1,010.6
Fair value of hedging instrument transactions	R$ 242.9